Goodwill and Intangible Assets - Summary of Key Assumptions Used in Discounted Cash Flow (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Food and Refreshment [Member] | Europe [member]
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	1.10%	1.10%
Average near-term nominal growth rates	(1.00%)	1.20%
Average operating margins	13.00%	16.00%
Food and Refreshment [Member] | The Americas [member]
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	1.70%	1.70%
Average near-term nominal growth rates	0.10%	(1.20%)
Average operating margins	15.00%	15.00%
Food and Refreshment [Member] | Asia/AMET/RUB [member]
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.90%	3.90%
Average near-term nominal growth rates	4.90%	6.50%
Average operating margins	16.00%	18.00%
Beauty & Personal Care [member] | The Americas [member]
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	1.70%	1.70%
Average near-term nominal growth rates	2.50%	1.60%
Average operating margins	22.00%	21.00%
Beauty & Personal Care [member] | Asia/AMET/RUB [member]
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.90%	3.90%
Average near-term nominal growth rates	3.40%	5.30%
Average operating margins	22.00%	22.00%